UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ x ]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015.

Date of report (Date of earliest event reported):
February 11, 2016

WFN Credit Company, LLC1
(Exact name of securitizer as specified in its charter)

025-00301	0001139552
Commission File Number of securitizer	Central Index Key Number of securitizer

Karen A. Morauski, (614) 944-5802
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ x ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)	Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 WFN Credit Company, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the credit card asset class, including asset-backed securities issued under registration statement numbers 333-189182, 333-188583 and 333-166240.

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), WFN Credit Company, LLC has indicated by check mark that there is no activity to report for the annual reporting period January 1, 2015 to December 31, 2015.
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 11, 2016
WFN CREDIT COMPANY, LLC
(Securitizer)

By:	/s/ Timothy P. King
Name:	Timothy P. King
Title:	President, and as the senior officer in charge of securitization